CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
INCOME (LOSS)
Gain on sale of mining data (Note 3)	$ 52,500,000	$ 187,500,000
Arbitration award (Note 3)	36,000,000	0
Interest income	325,183	48,323
Loss on impairment of trust account (Note 4)	(21,456,881)	0
Loss on settlement of debt (Note 10)	0	(16,637,379)
Loss on marketable debt securities (Note 5)	(14,188,651)	0
Gain on marketable equity securities	48,405	0
Foreign currency loss	(1,658,881)	(213,016)
Total INCOME (LOSS)	51,569,175	170,697,928
EXPENSES
Corporate general and administrative	7,468,553	16,715,792
Retention units	0	7,694,200
Contingent value rights	4,799,114	3,901,159
Siembra Minera Project (Note 7)	5,125,815	7,510,588
Exploration costs	27,980	83,859
Legal and accounting	1,140,436	1,012,768
Arbitration and settlement (Note 3)	217,974	2,435,645
Equipment holding costs	901,050	661,798
Interest expense (Note 10)	0	6,098,069
Total EXPENSES	19,680,922	46,113,878
Net income before income tax expense	31,888,253	124,584,050
Income tax benefit (expense) (Note 11)	9,970,117	(35,073,174)
Net income for the year	$ 41,858,370	$ 89,510,876
Net income per share, basic and diluted	$ 0.42	$ 0.96
Weighted average common shares outstanding
Basic	99,395,048	93,649,587
Diluted	99,497,860	94,162,693